Summary of Significant Accounting Policies - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues		$ 3,543,677		$ 3,007,516
Concentration risk, percentage		23.90%		21.90%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		21.20%	11.40%
Accounts receivable, net		$ 262,535	$ 114,582
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues		$ 1,998,160		$ 2,454,365
Concentration risk, percentage		13.50%		17.90%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		11.90%	8.40%
Accounts receivable, net		$ 146,894	$ 83,948
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues		$ 5,541,837		$ 5,461,881
Concentration risk, percentage		37.40%		39.80%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		33.10%	19.80%
Accounts receivable, net		$ 409,429	$ 198,530
Supplier Concentration Risk [Member] | Cost of revenues [Member] | Panaicia Pty Ltd (note) [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	[1]	63.10%		61.90%
Cost of revenue	[1]	$ 8,695,611		$ 7,594,925
Supplier Concentration Risk [Member] | Cost of revenues [Member] | Supplier A [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		12.10%		12.70%
Cost of revenue		$ 1,664,202		$ 1,562,403
Supplier Concentration Risk [Member] | Cost of revenues [Member] | Supplier [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		75.20%		74.60%
Cost of revenue		$ 10,359,813		$ 9,157,328
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Panaicia Pty Ltd (note) [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	[1]	25.50%
Accounts payables, net	[1]	$ 199,565
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		31.30%	26.70%
Accounts payables, net		$ 244,932	$ 198,892
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage		56.80%	26.70%
Accounts payables, net		$ 444,497	$ 198,892

[1]	Panaicia Pty Ltd is a related party of the Company, in which its sole director and sole shareholder is one of the directors of the Company, Mr. Wai Yiu Yau.